Schedule of Operating Lease Costs (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating cash flows from operating leases	$ 151,032	$ 729,549	$ 482,425
Weighted average remaining lease term - operating leases	5 years 1 month 6 days	5 years 4 months 24 days	5 years 1 month 6 days
Weighted average discount rate - operating leases	7.01%	7.02%	7.96%